STAAR Investment Trust - General Bond Fund
INVESTMENT OBJECTIVE
The investment objective of the STAAR General Bond Fund (the “ General Bond Fund,” or the “Fund”) is to create income with an emphasis on safety of principal.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the General Bond Fund.
Shareholder fees (fees paid directly from your investment): None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	STAAR Investment Trust - General Bond Fund
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	0.03%
Other Expenses	1.62%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.93%

Example

This Example is intended to help you compare the cost of investing in the General Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of these periods unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
STAAR Investment Trust - General Bond Fund | USD ($)	196	606	1,042	2,254

Portfolio Turnover

The General Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.87% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the General Bond Fund invests in a mix of U.S. government, government agency and corporate debt instruments. These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, and Federal Farm Credit Bank. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.

The General Bond Fund's strategy includes a limitation to investment grade debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation (“S&P”). These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, Barrel Park Investments, LLC, the investment advisor to the Fund (the “Advisor”) will consider the size of the holding and the circumstances causing the lower rating before selling. The Advisor may continue to hold a downgraded security if the Advisor thinks that either the rating will be revised upward in the future and/or that the bond, if held to maturity is likely to be redeemed at par with all interest payments made. As of December 31, 2017, the Fund had 47% of its assets invested in US government, government agency, government money market funds and Federal Deposit Insurance Corporation (“FDIC”) backed certificates of deposit (“CDs”). The Fund invested 53% in corporate bonds.

Under normal market conditions at least 40% of the General Bond Fund’s total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies, which may include FDIC backed CDs. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.

The Fund also may gain exposure to bonds by investing in exchange traded funds (“ETFs).

Cash positions in the General Bond Fund will generally be held in one or more money market funds. At the time of purchase, cash positions must be investment grade (rated BBB or higher). The range of maturity for bonds in the Fund is any length deemed appropriate by the Advisor depending on market conditions and trends.

The Advisor is given a high degree of flexibility in choosing maturities. The range of maturity for bonds in this Fund is any length deemed appropriate by the Advisor depending on market conditions and trends. In times of rising interest rates, their objective will be to have shorter average maturities and in times of stable or falling interest rates, their objective will be to obtain longer maturities. As a result, this Fund will, from time to time, be either an intermediate bond fund, or a long-term bond fund, depending upon its portfolio at the time.

The investment strategy of the General Bond Fund includes intent to hold most bonds to maturity and minimize trading unless market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs. In general, the dollar average weighted maturity of the portfolio will be between two (2) and fifteen (15) years. As of December 31, 2017, the dollar weighted average maturity of the Fund was 2.9 years.

In deciding to buy, hold or sell a particular bond, the Advisor considers a number of factors. First, the Advisor considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the Advisor compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the Advisor will consider any call provisions. Fourth, the Advisor may consider the bond's price in relation to its maturity or call price. Fifth, the Advisor will consider any income tax effects of the transaction. Sixth, the Advisor will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.

PRINCIPAL RISKS

Shares of the General Bond Fund will change in value and you could lose money by investing in the Fund. It is possible that the Fund may not achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks of the Fund include:

Management Risk: There is a risk that the research, analysis techniques and strategies used by Barrel Park Investments, LLC (the “Advisor”) and/or the Advisor’s selection of securities may fail to produce the intended results.

Bond Market Risk: Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.

Interest Rate Changes Risk: The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities. Income is affected when interest rates change (the income per share could decrease when interest rates fall).

Default Risk: If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes Risk: Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Government Agency Securities Risk: Debt instruments issued by U.S. government agencies are generally backed by the creditworthiness of the government agency and are not directly backed by the full faith of the U.S. government.

Exchange-Traded Funds Risk: In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests.

Derivatives Risk: Derivatives are financial instruments whose value is based on (derived) from the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average). Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.

New Advisor Risk: As a newly registered investment adviser, Barrel Park Investments, LLC, the Fund’s Advisor currently does not have previous experience managing other investment companies, and therefore, does not have a performance track record.

PERFORMANCE

The bar chart and table immediately following are intended to help you understand the risks of investing in the General Bond Fund. The bar chart shows how the performance of the Fund’s shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of each class of shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.staarfunds.com.

STAAR General Bond Fund – Total Annual Returns

Calendar Year Returns (Periods ending December 31)

During the 10-year period shown in the bar chart above, the highest return for a quarter was +3.69% (quarter ending 06/30/09) and the lowest return for a quarter was -3.53% (quarter ending 09/30/08).

Average Annual Total Returns (Periods ending December 31)
Average Annual Total Returns - STAAR Investment Trust - General Bond Fund		1 Year	5 Years	10 Years
STAAR Investment Trust - General Bond Fund		(0.06%)	(0.26%)	1.06%
STAAR Investment Trust - General Bond Fund | After Taxes on Distributions	[1]	(0.21%)	(0.58%)	0.49%
STAAR Investment Trust - General Bond Fund | After Taxes on Distributions and Sales	[1]	(0.03%)	(0.34%)	0.60%
Bloomberg Barclays Capital Intermediate Govt/Credit Index (Reflects no deductions for fees, expenses and taxes on sales)		2.14%	1.51%	3.33%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").